Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Summary of employee benefits

Employee benefits are analyzed as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Employee severance indemnity	4,921	5,571
Jubilee benefits	240	238
Other post-employment plans	1,463	1,074
Stock grant plan	160	280
Total employee benefits	6,784	7,163

Summary of group's liabilities for employee benefits

The Group’s liabilities for employee benefits are as follows:

	Trattamento Fine Rapporto	Jubilee Benefits	Beneficio por Retiro / Terminacion	Severance Payment Slovakia	Total
	(EUR thousand)
At January 1, 2024	5,677	228	1,183	45	7,133
Interest cost	171	6	92	1	270
Current service cost	481	30	138	7	656
Benefits paid	(570)	(10)	(205)	(15)	(800)
Actuarial gains and losses	(188)	(16)	(49)	17	(236)
Exchange rate differences	—	—	(140)	—	(140)
At December 31, 2024	5,571	238	1,019	55	6,883

Recognized in the consolidated income statement	652	20	230	8	910
Recognized in the other comprehensive income	(188)	—	(49)	17	(220)

At January 1, 2025	5,571	238	1,019	55	6,883
Interest cost	172	8	98	2	280
Current service cost	408	29	115	8	560
Benefits paid	(934)	(22)	(117)	(17)	(1,090)
Actuarial gains and losses	(296)	(13)	260	10	(39)
Exchange rate differences	—	—	30	—	30
At December 31, 2025	4,921	240	1,405	58	6,624

Recognized in the consolidated income statement	580	24	213	10	827
Recognized in the other comprehensive income	(296)	—	260	10	(26)

Summary of assumptions used for determining defined benefit obligations and quantitative impact

The principal assumptions used for determining the obligations under the plan described are as follows:

At December 31, 2025

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.96%	3.90%	9.75%	3.37%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.00%	—	3.50%	—

At December 31, 2024

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.38%	3.40%	11.00%	3.18%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.00%	—	3.50%	—

	At December 31,	At December 31,
Trattamento di fine rapporto	2025	2024
	(EUR thousand)
Turnover rate +1,00%	39	24
Turnover rate -1,00%	(44)	(28)
Inflation rate +0,25%	69	80
Inflation rate -0,25%	(68)	(78)
Annual discount rate +0,25%	(94)	(107)
Annual discount rate -0,25%	97	111

	At December 31,	At December 31,
Beneficios por Retiro, Prima de Antigüedad y Beneficios por Terminación	2025	2024
	(EUR thousand)
Annual discount rate +1,00%	(94)	(61)
Annual discount rate -1,00%	108	70
Salary increase +1,00%	92	58
Salary increase -1,00%	(84)	(53)